ACCRUED EXPENSES AND OTHER LIABILITIES (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Payables and Accruals [Abstract]
Employees and payroll accruals	$ 11,443	$ 11,690
Accrued expenses	8,078	7,990
Advances from customers	3,377	2,435
Taxes payable	6,870	3,585
Warranty provision	1,050	824
Sales return provision	879	432
Operating lease liability short-term	26,917	24,339
Other	104	88
Total accrued expenses and other liabilities	$ 58,718	$ 51,383